UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21866

                            Highland Funds I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

                             Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

                             Dallas, Texas 75201

(Name and address of agent for service)

registrant’s telephone number, including area code:  (877) 665-1287

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Highland/iBoxx Senior Loan ETF

Semi-Annual Report

December 31, 2012

Highland/iBoxx Senior Loan ETF

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

December 31, 2012	Highland/iBoxx Senior Loan ETF

Objective

Highland/iBoxx Senior Loan ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Net Assets as of December 31, 2012

$33.9 million

Portfolio Data as of December 31, 2012

The information below provides a snapshot of Highland/iBoxx Senior Loan ETF at the end of the reporting period.

Quality Breakdown as of 12/31/12 (%)*
BBB	4.2
BB	27.4
B	41.0
CCC	5.5
D	0.5
Not Rated	14.7

Top 5 Sectors as of 12/31/12 (%)*
Media/Telecommunications	16.9
Healthcare	12.3
Retail	8.1
Information Technology	7.2
Service	6.5

Top 10 Holdings as of 12/31/12 (%) *
Caesars Entertainment Operating Co., Inc. (Term B-6 Loan)	3.3
Infor US Inc (Tranche B-2 Term Loan)	2.2
Cequel Communications LLC (Term Loan)	2.2
HCA, Inc. (Tranche B-3 Term Loan)	2.2
Springleaf Financial Funding Co. (Term Loan)	2.2
Univision Communications, Inc. (Term Loan B)	2.2
First Data Corp. (2018 Dollar Term Loan)	2.1
Texas Competitive Electric Holdings Co. LLC (Term Loan)	2.0
Avaya, Inc. (Term Loan B-3)	2.0
Tribune Co. (Tranche B Term Loan)	1.8

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 7, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans, asset-backed securities and corporate notes and bonds. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

Semi-Annual Report	1

FINANCIAL STATEMENTS

December 31, 2012	Highland/iBoxx Senior Loan ETF

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) - 89.3%

AEROSPACE - 0.7%
249,364	TransDigm, Inc. Tranche B-1 Term Loan, 4.000%, 02/14/17	251,178

BROADCASTING - 1.8%
750,000	Clear Channel Communications, Inc. Tranche B Term Loan, 3.862%, 01/29/16	621,679

CABLE/WIRELESS VIDEO - 1.5%
498,747	WideOpenWest Finance LLC Term Loan, 6.250%, 07/12/18	505,181

CHEMICALS - 3.4%
160,259	Celanese Holdings LLC Term Loan C, 3.108%, 10/31/16	162,082
498,744	Ineos US Finance LLC Term Loan B, 6.500%, 04/27/18	504,838
498,728	Univar, Inc. Term Loan B, 5.000%, 06/30/17	498,020

		1,164,940

CONSUMER NON-DURABLES - 1.5%
500,000	NBTY, Inc. Term B-1 Loan, 4.250%, 10/01/17	505,780

CONSUMER PRODUCTS - 0.7%
250,000	Serta Simmons Super Holdings LLC Tranche 1 Term Loan, 5.000%, 10/01/19	250,808

ENERGY - 2.1%
500,000	Energy Transfer Equity LP Term Loan, 3.750%, 03/24/17	504,437
250,000	FTS International, Inc. Term Loan, 8.500%, 05/06/16	208,625

		713,062

FINANCIAL - 3.6%
481,996	iStar Financial, Inc. Term Loan, 5.750%, 10/15/17	487,117
750,000	Springleaf Financial Funding Co. Term Loan, 5.500%, 05/10/17	747,188

		1,234,305

Principal Amount ($)		Value ($)

FOOD/TOBACCO - 3.7%
249,375	Burger King Corp. Tranche B Term Loan, 3.750%, 09/28/19	251,105
498,655	Dunkin’ Brands, Inc. Term B-2 Loan, 4.000%, 11/23/17	503,357
500,000	OSI Restaurant Partners LLC Term Loan, 4.750%, 10/26/19	505,760

		1,260,222

FOREST PRODUCTS/CONTAINERS - 0.7%
249,339	Berry Plastics Group Term Loan C, 2.212%, 04/03/15	248,443

GAMING/LEISURE - 5.5%
1,250,000	Caesars Entertainment Operating Co., Inc. Term B-6 Loan, 5.460%, 01/28/18	1,119,194
415,279	Las Vegas Sands LLC Tranche B Term Loan, 2.311%, 11/23/16	416,720
83,465	Las Vegas Sands LLC Delayed Draw I Term Loan, 2.311%, 11/23/16	83,754
249,354	SeaWorld Parks & Entertainment Tranche 1 Term Loan, 4.000%, 08/16/17 (b)	251,620

		1,871,288

HEALTHCARE - 12.3%
498,747	Bausch & Lomb Parent Term Loan, 5.250%, 05/17/19	503,779
498,750	Biomet, Inc. Dollar Term B-1 Loan, 3.962%, 07/25/17	502,491
400,000	CHS/Community Health Systems, Inc. Term Loan B, 3.811%, 01/25/17	402,874
249,365	Emergency Medical Services Corp. Initial Term Loan, 5.250%, 04/27/18	251,724
498,367	Grifols, Inc. New U.S. Tranche B Term Loan, 4.500%, 06/01/17	503,799
750,000	HCA, Inc. Tranche B-3 Term Loan, 3.462%, 05/01/18	752,914
500,000	HCA, Inc. Tranche B-2 Term Loan, 3.561%, 03/31/17	502,107
249,370	Health Management Associates, Inc. Term Loan B, 4.500%, 11/16/18	251,726
498,750	Hologic, Inc. Tranche B Term Loan, 4.500%, 07/19/19	505,338

		4,176,752

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

HOUSING - 1.5%
33,549	Realogy Group LLC Extended Synthetic Commitment, 4.463%, 10/10/16	33,702
463,800	Realogy Group LLC Extended FL Term Loan, 4.461%, 10/10/16	465,924

		499,626

INFORMATION TECHNOLOGY - 7.2%
250,000	Avaya, Inc. Term Loan B-1, 3.062%, 10/24/14	245,664
748,013	Term Loan B-3, 4.812%, 10/26/17	661,991
250,000	Freescale Semiconductor, Inc. Tranche B-1 Term Loan, 4.463%, 12/01/16	245,268
748,125	Infor US, Inc. Tranche B-2 Term Loan, 5.250%, 04/05/18	756,339
500,000	Kronos, Inc. Term Loan, 5.500%, 10/30/19	506,643

		2,415,905

MEDIA/TELECOMMUNICATIONS - 16.9%
249,360	Affinion Group, Inc. Tranche 1 Term Loan, 5.000%, 10/09/16 (b)	229,684
249,342	Cengage Learning Acquisitions Inc Original Term Loan, 2.720%, 07/03/14	197,692
748,027	Cengage Learning Acquisitions Inc Tranche B Term Loan, 5.720%, 07/31/17	581,359
748,116	Cequel Communications LLC Term Loan, 4.000%, 02/10/19 (b)	753,087
167,142	Charter Communications Operating LLC Term Loan C, 3.460%, 09/06/16 (b)	168,218
249,370	Crown Castle Operating Co. Term Loan B, 4.000%, 01/25/19 (b)	251,167
247,415	Fairpoint Communications, Inc. Term Loan, 6.500%, 01/24/16 (b)	239,932
500,000	Level 3 Financing, Inc. Tranche B Term Loan, 5.250%, 08/01/19	505,937
249,361	Nielsen Finance LLC, Class C Dollar Term Loan, 3.463%, 05/01/16 (b)	251,056
250,000	SuperMedia, Inc. Term Loan, 11.000%, 12/31/15 (b)	180,625
750,000	Tribune Co. Tranche B Term Loan, 5.250%, 06/04/14	624,690

Principal Amount ($)		Value ($)

MEDIA/TELECOMMUNICATIONS (continued)
500,000	TWCC Holding Corp. Term Loan, 4.250%, 02/11/17	506,250
750,000	Univision Communications, Inc. Extended First Lien Term Loan, 4.462%, 03/31/17	739,103
498,747	Zayo Group LLC Term Loan, 5.250%, 07/02/19	505,605

		5,734,405

METALS/MINERALS - 1.4%
248,315	Arch Coal, Inc. Term Loan 5.750%, 05/16/18 (b)	251,283
221,422	Walter Energy, Inc. Term Loan B, 5.750%, 04/02/18	223,221

		474,504

RETAIL - 8.1%
250,000	Burlington Coat Factory Warehouse Corp. Term Loan B-1, 5.500%, 02/23/17	252,500
500,000	Guitar Center, Inc. Extended Term Loan, 5.560%, 04/09/17	483,625
498,734	J Crew Group Inc Term Loan, 4.750%, 03/07/18	501,417
250,000	Michaels Stores, Inc. Term Loan B-2, 4.813%, 07/31/16	252,674
250,000	Michaels Stores, Inc. Term Loan B-3, 4.813%, 07/31/16	252,674
500,000	Neiman Marcus Group, Inc. Term Loan, 4.750%, 05/10/18	501,480
249,375	Party City Holdings, Inc. Term Loan, 5.750%, 07/10/19	252,608
250,000	Petco Animal Supplies, Inc. Term Loan, 4.500%, 11/24/17 (b)	252,278

		2,749,256

SERVICE - 6.5%
500,000	First Data Corp. 2017 Dollar Term Loan, 5.211%, 03/24/17	492,342
750,000	First Data Corp. 2018 Dollar Term Loan, 4.211%, 03/24/18	715,016
249,365	Hertz Corp. Tranche B Term Loan, 3.750%, 03/04/18 (b)	250,509
498,677	Sabre, Inc. Extended Term Loan, 5.962%, 09/29/17	503,128
226,789	ServiceMaster Co. Tranche A Term Loan, 2.500%, 07/24/14 (b)	226,984

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

SERVICE (continued)
22,585	ServiceMaster Co. Delayed Draw Term Loan, 2.710%, 10/17/14 (b)	22,604

		2,210,583

TRANSPORTATION - 3.7%
498,734	Chrysler Group LLC Tranche B Term Loan, 6.000%, 05/24/17	510,026
330,212	Federal-Mogul Corp. Tranche B Term Loan, 2.148%, 12/29/14	305,033
168,476	Tranche C Term Loan, 2.148%, 12/28/15	155,629
250,000	Goodyear Tire & Rubber, Co. Term Loan, 4.750%, 04/30/19 (b)	252,188

		1,222,876

UTILITY - 6.5%
194,978	AES Corp. Tranche 1 Term Loan, 4.250%, 05/27/18 (b)	197,416
249,365	Calpine Corp. Term Loan, 4.500%, 04/01/18	252,243
498,734	NRG Energy, Inc. Term Loan, 4.000%, 07/01/18 (b)	504,938
1,000,000	Texas Competitive Electric Holdings Co. LLC 2017 Term Loan, 4.810%, 10/10/17 (b)	668,750
750,000	2014 Term Loan, 3.810%, 10/10/14 (b)	567,893

		2,191,240

	Total US Senior Loans (Cost $30,271,741)	30,302,033

Foreign Domiciled Senior Loans (a) - 4.0%

CANADA - 1.5%
USD
249,369	MEG Energy Corp. Term Loan, 4.000%, 03/18/18	252,071
250,000	Tervita Corporation Term Loan, 3.209%, 11/14/14	246,823

		498,894

GERMANY - 0.8%
USD
250,000	Schaeffler AG Tranche 1 Term Loan, 6.000%, 01/27/17 (b)	252,795

LUXEMBOURG - 0.7%
USD
250,000	Trinseo Materials Operating SCA Term Loan, 8.000%, 08/02/17	244,415

Principal Amount ($)		Value ($)

NETHERLANDS - 0.7%
USD
249,367	Sensata Technologies BV Tranche 1 Term Loan, 4.000%, 05/12/18 (b)	251,081

UNITED KINGDOM - 0.3%

USD
500,000	HIBU, PLC Facility B1, 4.459%, 07/31/14 (b)	113,875

	Total Foreign Domiciled Senior Loans (Cost $1,452,824)	1,361,060

Total Investments - 93.3%		31,663,093

(Cost $31,724,565) (c)
Other Assets & Liabilities, Net 6.7%		2,283,145

Net Assets - 100.0%		33,946,238

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Cost for U.S. federal income tax purposes is $31,724,565.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
USD	United States Dollar
SCA	Société en Commandite par Actions

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Broadcasting	0.3%
Chemicals	0.7%
Energy	0.8%
Information Technology	0.7%
Service	0.7%
Transportation	0.8%

4.0%

See accompanying Notes to Financial Statements.	5

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2012 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Assets:
Total Investments, at value (cost $31,724,565)	31,663,093
Cash	6,058,511
Prepaid offering costs	160,217
Receivable for:
Fund shares sold	1,997,000
Investments sold	1,661,625
Dividends and interest	76,898
Investment adviser	50,647

Total assets	41,667,991

Liabilities:
Payables for:
Investments purchased	7,685,313
Administration fees (Note 4)	12,541
Audit fees	6,983
Transfer agent fees	3,823
Trustees’ fees (Note 4)	1,723
Service fees (Note 4)	1,480
Legal fees	1,149
Registration fees	753
Accrued expenses and other liabilities	7,988

Total liabilities	7,721,753

Net Assets	33,946,238

Composition of Net Assets:
Paid-in capital	33,972,000
Undistributed net investment income	677
Accumulated net realized gain on investments	35,033
Net unrealized depreciation on investments	(61,472)

Net Assets	33,946,238

Shares outstanding (unlimited authorization — no par value)	1,700,000
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	19.97

6	See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2012(a) (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Investment Income:
Interest income	265,316

Total investment income	265,316

Expenses:
Investment advisory fees (Note 4)	20,927
Administration fees (Note 4)	12,541
Service fees (Note 4)	1,480
Trustees’ fees (Note 4)	1,723
Offering costs	39,782
Audit fees	6,983
Pricing fees	5,000
Transfer agent fees	3,823
Reports to shareholders	2,298
Legal fees	1,149
Registration fees	753
Custodian fees	460
Other	230

Total operating expenses	97,149

Fees and expenses waived by Investment Adviser (Note 4)	(20,927)
Reimbursement of other operating expenses by Investment Adviser (Note 4)	(50,647)

Net operating expenses	25,575

Net investment income	239,741

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	35,033
Net change in unrealized depreciation on investments	(61,472)

Net realized and unrealized loss on investments	(26,439)

Net increase in net assets resulting from operations	213,302

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.

See accompanying Notes to Financial Statements.	7

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended December 31, 2012(a) (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	239,741
Net realized gain on investments	35,033
Net change in unrealized depreciation on investments	(61,472)

Net increase in net assets resulting from operations	213,302

Distributions Declared to Shareholders
From net investment income	(239,064)

Total distributions declared to shareholders	(239,064)

Share Transactions
Subscriptions	33,972,000

Net increase from share transactions	33,972,000

Total increase in net assets	33,946,238

Net Assets:
Beginning of period	—

End of period	33,946,238

Undistributed net investment income	677

Changes in Shares
Subscriptions	1,700,000

Net increase	1,700,000

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.

8	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland/iBoxx Senior Loan ETF

Selected data for a share outstanding throughout the period is as follows:

	For the Period Ended 12/31/12(a) (unaudited)

Net Asset Value, Beginning of Period	$20.00
Income from Investment Operations:
Net Investment Income(b)	0.15
Net realized and unrealized loss	(0.03)

Total from investment operations	0.12
Less Distributions Declared to Shareholders:
From net investment income	(0.15)

Total distributions declared to shareholders	(0.15)
Net Asset Value, End of Period	$19.97
Total return(c)	0.60	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000s)	$33,946
Total expenses	2.09	%(d)
Waiver/reimbursement	(1.54	)%(d)
Net expenses(f)	0.55	%(d)
Net investment income	5.15	%(d)
Portfolio turnover rate	12	%(e)

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	Not annualized.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Total return is for the period indicated and is not annualized.

See accompanying Notes to Financial Statements.	9

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2012	Highland/iBoxx Senior Loan ETF

Note 1. Organization

Highland Funds I (formerly known as Pyxis Funds I) (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four separate portfolios. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (formerly known as Pyxis/iBoxx Senior Loan ETF) (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately. On November 6, 2012, the Fund issued 1,500,000 shares. The beginning net assets on such date of the Fund were $30,000,000.

Investment Objective

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Fund Shares

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only to authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which comprises 100,000 shares. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Fund’s net asset value materially affect the value of securities), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are

10	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of December 31, 2012 is as follows:

	Total Market Value at 12/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$30,302,033	$—	$30,302,033	$—
Foreign Domiciled Senior Loans*	1,361,060	—	1,361,060	—

Total	$31,663,093	$—	$31,663,093	$—

* Please refer to the Investment Portfolio for industry/country breakout.

Semi-Annual Report	11

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2. For the period ended December 31, 2012, there were no Level 3 securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash and Cash Equivalents

The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Creation Units

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

U.S. Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current tax year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Deferred Offering Costs

Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of December 31, 2012, the remaining amount still to be amortized for the Fund was $224,229.

Distributions to Shareholders

The Fund intends to pay distributions from net investment income, if any, on a monthly basis. The Fund intends to pay net realized capital gains, if any, on an annual basis.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Unrealized appreciation and depreciation at December 31, 2012, based on cost of investments for U.S. federal income tax purposes, was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$160,911	$(222,383)	$(61,472)	$31,724,565

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from premium amortization and other adjustments.

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 0.45%.

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. The Administrator receives a monthly administration fee from the Fund, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund at an annual rate of 0.10% on the first $250 million of net assets, 0.09% on the next $750 million of net assets, and 0.08% on all net assets exceeding $1 billion, subject to an annual minimum fee of $85,000. The Fund will be charged the greater of the asset based fee or the annual minimum fee.

Service Fees

SEI Investments Distribution Co. (the “Distributor) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor receives $100 per Authorized Participant transaction for its distribution services under the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Expense Limits and Fee Reimbursements

The Investment Adviser voluntarily agreed to waive a portion of its advisory fee and reimburse other operating expenses in an amount equal to 1.54% of the Fund’s Average Daily Managed Assets. This waiver may be terminated at any time by the Investment Adviser on fourteen days written notice to shareholders. For the period ended December 31, 2012, the Investment Adviser waived $20,927 and reimbursed $50,647.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this report. The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Note 5. Portfolio Information

For the period ended December 31, 2012, the cost of purchases and the proceeds from sales of the Fund’s portfolio securities (excluding in-kind transactions, long-term U.S. government securities and short-term investments) amounted to the following:

	Purchases		Sales
	U.S. Government*	Other	U.S. Government*	Other
Highland/iBoxx Senior Loan ETF	$—	$35,473,420	$—	$3,831,609

*	The Fund did not have any purchases or sales of U.S. government securities for the period ended December 31, 2012.

Note 6. Indemnification

The Fund has a variety of indemnification obligations under contracts with their service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 7. Disclosure of Significant Risks and Contingencies

Asset Class Risk

Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the Fund’s investments. As such, investments in shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

Credit Risk

The Fund invests all or substantially all of its assets in senior loans of other securities that are rated below investment grade and unrated senior loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.

Debt Securities and Leveraged Loans Risk

The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Such changes may be greater among debt securities with longer maturities. Leveraged loans are subject to the same risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also especially subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.

Exchange-Traded Funds Risk

The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Focused Investment Risk

The Fund’s investments in senior loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies.

Illiquid and Restricted Securities Risk

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Fund, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at the Fund’s expense, the Fund’s expenses would be increased.

Industry Concentration Risk

Because the Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Intellectual Property Risk

The Adviser relies on a license, which may be terminated by the Index Provider, that permits the Fund to use the Underlying Index and associated trade names, trademarks and service marks (the “Intellectual Property”) in connection with the name and investment strategies of the Fund.

Interest Rate Risk

When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline.

Junk Bond Risk

The Fund’s ability to invest in high-yield debt securities (also known as “junk bonds”) generally subjects the Fund to greater risk than its ability to invest in securities with higher ratings. High-yield securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

Lender Liability Risk

A number of judicial decisions have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional lender has violated a duty of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

shareholders. Because of the nature of certain of the Fund’s investments, the Fund or the Investments Adviser could be subject to such liability.

Limited Information Risk

The types of senior loans in which the Fund will invest historically may not have been rated by one or more of the four major nationally recognized statistical rating organizations (“NRSRO”), have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to the lenders in connection with senior loans, the amount of public information available with respect to senior loans will generally be less extensive than that available for rated, registered or exchange-listed securities.

Loan Participation Risk

In addition to the risks typically associated with debt securities, participations involve the risk that there may not be a readily available market for participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Participations also involve the credit risk associated with the underlying corporate borrower.

Market Price Variance Risk

Fund shares will be listed for trading on NYSE Arca, Inc. and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. The Investment Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Investment Adviser believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Market Risk

The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Many factors can affect this value and you may lose money by investing in the Fund.

Non-Diversification Risk

Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Regulatory Risk

To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Fund may be adversely affected.

Non-Payment Risk

Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Fund’s NAV and the market price of the Fund’s shares.

Ongoing Monitoring Risk

On behalf of the several lenders, the agent generally will be required to administer and manage the senior loans and, with respect to collateralized senior loans, to service or monitor the collateral. Financial difficulties of agents can pose a risk to the Fund. Unless, under the terms of the loan, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower.

Senior Loans Risk

The risks associated with senior loans are similar to the risks of below investment grade securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a loan, and could adversely affect the Fund’s income. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans. Although senior loans in which the Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the Borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

Tracking Error Risk

The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Note 8. Credit Agreement

Effective November 2, 2012, The Fund entered into a $25,000,000 credit agreement (the “Credit Agreement”) with State Street Bank, with an expiration date of November 1, 2013. At December 31, 2012, the Fund had no borrowings under the Credit Agreement. Interest is charged at a rate equal to the lower of the federal funds rate or adjusted LIBOR plus 1.25% per annum based on any outstanding borrowings. In addition, a commitment fee of 0.10% per annum is charged.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2012	Highland/iBoxx Senior Loan ETF

Additional Portfolio Information

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. Further information regarding premiums and discounts is available on the Fund’s website at www.highlandfunds.com.

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2012 through December 31, 2012, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

Semi-Annual Report	17

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/06/12	Ending Account Value 12/31/12	Annualized Expense Ratios	Expenses Paid During Period	Actual Returns for Period
Highland/iBoxx Senior Loan ETF
Actual Fund Return	$1,000.00	$1,006.00	0.55%	$0.83	0.60	%*
	Beginning Account Value 7/01/12	Ending Account Value 12/31/12	Annualized Expense Ratios	Expenses Paid During Period	Actual Returns for Period
Hypothetical	1,000.00	1,022.37	0.55%	2.80	2.23	%**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 55/366 (to reflect the period from inception to date.)
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the hypothetical six-month period, multiplied by 184/366 (to reflect the one-half year period.)

Approval of Highland/iBoxx Senior Loan ETF Advisory Agreement

The Trust has retained the Investment Adviser (the “Adviser”) to manage the assets of Highland/iBoxx Senior Loan ETF (for purposes of this section, the “Fund”) pursuant to an investment advisory agreement between the Adviser and the Fund (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees.

Following an initial two-year term, the Advisory Agreement continues in effect from year-to-year, provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on September 14, 2012, the Board of Trustees, including the Independent Trustees, approved, for an initial two-year period commencing September 21, 2012, a new Advisory Agreement for the Fund. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Adviser, various information and written materials in connection with a meeting of the Board of Trustees held on September 14, 2012, including: (1) information regarding the financial soundness of the Adviser and the profitability of the Advisory Agreement to the Adviser; (2) information on the advisory and compliance personnel of the Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Adviser; (4) comparative information showing how the Fund’s proposed fees and anticipated operating expenses compare to those of other registered investment companies and private funds that follow investment strategies similar to that of the Fund; (5) information on the investment performance of other registered investment companies and private funds that follow investment strategies similar to that of the Fund; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Adviser. The Trustees reviewed various factors discussed in independent counsel’s legal memorandum, the detailed information provided by the Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Advisory Agreement were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Adviser

The Board of Trustees considered the portfolio management services to be provided by the Adviser under the Advisory Agreement and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Adviser. The Trustees also reviewed and discussed information regarding the Adviser’s compliance policies and procedures. The Trustees concluded that the Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and the quality of such advisory services were satisfactory.

The costs of the services to be provided by the Adviser and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund

The Board of Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, the expenses the Adviser expected to incur in providing advisory services and the anticipated profitability to the Adviser of managing the Fund, including: (1) information regarding the financial condition of the Adviser; (2) information regarding the total fees and payments anticipated to be received by the

18	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2012	Highland/iBoxx Senior Loan ETF

Adviser for its services and whether such fees are appropriate; (3) information on the advisory and compliance personnel of the Adviser, including compensation arrangements; (4) comparative information showing (a) the fees payable under the Advisory Agreement versus the investment advisory fees of certain registered investment companies and private pooled vehicles that follow investment strategies similar to that of the Fund and (b) the projected expense ratios of the Fund versus the expense ratios of certain registered investment companies and private pooled vehicles that follow investment strategies similar to that of the Fund; and (5) the relative amount of time and resources expended by the Adviser to manage particular strategies. The Trustees also considered the so-called “fall-out benefits” to the Adviser with respect to the Fund, such as the reputational value of serving as Adviser to the Fund, potential fees paid to the Adviser’s affiliates by a Fund or portfolio companies for services provided and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. After such review, the Trustees determined that the anticipated profitability rates to the Adviser with respect to the Advisory Agreement were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered that the Fund was a new Fund, and thus the potential for economies of scale was uncertain. The Board of Trustees noted that the Adviser would continue to monitor whether there would be opportunities for such economies of scale in the future. The Trustees concluded that the fee structures are reasonable in view of the information provided by the Adviser. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser on the one hand and shareholders of the Fund on the other.

Following a further discussion of the factors above and the merits of the Advisory Agreement and its various provisions, it was noted that, in considering the approval of the Advisory Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreement, including the advisory fees to be paid to the Adviser, is fair and reasonable to the Fund in light of the services that the Adviser will provide, the expenses that it expects to incur and the reasonably foreseeable asset levels of the Fund.

Semi-Annual Report	19

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report has been prepared for shareholders of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-855-799-4757 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended December 31, are available (i) without charge, upon request, by calling 1-855-799-4757 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov and also will be available to be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and are available upon request without charge by calling 1-855-799-4757.

20	Semi-Annual Report

HIGHLAND CAPITAL MANAGEMENT
200 Crescent Court, Suite 700
Dallas, TX 75201

Highland/iBoxx Senior Loan ETF

Semi-Annual Report, December 31, 2012

www.highlandfunds.com

HFI-SA-001-0100

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Highland Funds I

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer
(principal executive officer)

Date    3-8-13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer

(principal executive officer)

Date    3-8-13

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date    3-8-13

* Print the name and title of each signing officer under his or her signature.